Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Option Expenses [Table Text Block]
The following table presents option expense included in expenses in the Company’s Consolidated Statements of Operations for the three-month periods ended March 31, 2013 and 2012:

	2013	2012

Cost of revenue	$—	$4
General and administrative	127	137
Engineering, research and development	16	25
Sales and marketing	14	(3)
Option expense before tax	157	163
Benefit for income tax	—	—
Net option expense	$157	$163

The following table presents non-cash stock option expense included in expenses in the Company’s Consolidated Statements of Operations for the years ended December 31, 2012 and 2011 (in thousands):

	2012	2011

Cost of revenue	$4	$23
General and administrative	548	769
Engineering, research and development	77	41
Sales and marketing	126	169
Option expense before tax	755	1,002
Income tax benefit	—	—
Net option expense	$755	$1,002

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The fair value of options granted during the three-month periods ended March 31, 2013 and 2012 were estimated at the date of grant using a Black-Scholes option pricing model with the following assumptions:

	2013	2012
Risk-free interest rate	1.01%	1.1% - 1.2%
Expected option life (years)	6.25	6.25
Expected volatility	90%	92%
Expected dividend rate	0%	0%

The fair value of options granted during 2012 and 2011 were estimated at the date of grant using the Black-Scholes option pricing model with the following assumptions:

	2012	2011

Risk-free interest rate	0.83% - 2.23%	2.0% - 3.5%
Expected option life (years)	6.25 – 10.0	10.0
Expected volatility	90% - 92%	91% - 92%
Expected dividend rate	0%	0%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the Company’s stock option activity and related information for the three-month periods ended March 31, 2013 and 2012 follows:

	2013		2012
	Number of Shares	Wtd. Avg. Exercise Price per Share	Number of Shares	Wtd. Avg. Exercise Price per Share
Outstanding, beginning of year	24,896,678	$0.32	19,674,102	$0.38
Granted	14,350,000	$0.09	1,530,000	$0.24
Canceled	(5,151,102)	$0.29	(521,250)	$0.31
Outstanding, end of period	34,095,576	$0.32	20,682,852	$0.37
Exercisable, end of period	15,248,701	$0.38	9,540,783	$0.51

A summary of the Company’s stock option activity and related information for the years ended December 31, 2012 and 2011 follows:

	2012		2011
	Number of Shares	Wtd. Avg. Price per Share	Number of Shares	Wtd. Avg. Price per Share
Outstanding, beginning of year	19,674,102	$0.38	22,065,402	$0.57
Granted	7,560,000	$0.16	3,320,000	$0.27
Canceled and expired	(2,337,424)	$0.29	(5,711,300)	$0.99
Outstanding, end of year	24,896,678	$0.32	19,674,102	$0.38
Vested and exercisable, end of year	14,700,574	$0.40	9,393,283	$0.47

Tabular Disclosure Related To Warrants Expiration Date [Table Text Block]	The expiration dates of these warrants are as follows:
Year	Number of Warrants
2013	7,396,554
2014	6,159,436
2015	6,188,879
2016	42,795,244
2017	34,487,500
After 2017	1,342,500
98,370,113

At December 31, 2012, there were outstanding warrants for the purchase of 99,870,113 shares of the Company’s Common Stock at prices ranging from $0.01 per share to $0.55 per share (weighted average exercise price was $0.28 per share). The expiration dates of outstanding warrants as of December 31, 2012 are as follows:

Expiration	Warrants Outstanding
2013	8,896,554
2014	6,159,436
2015	6,188,879
2016	42,795,244
2017 and later	35,830,000
99,870,113